Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-vested, shares (in shares)	56,745	37,255	35,117
Non-vested, weighted average grant date fair value (in dollars per share)	$ 5.10	$ 8.81	$ 9.61
Granted, shares (in shares)	49,650	44,900	24,710
Granted, weighted average grant date fair value (in dollars per share)	$ 20.81	$ 4.30	$ 8.13
Vested, shares (in shares)	(34,295)	(24,096)	(22,572)
Vested, weighted average grant date fair value (in dollars per share)	$ 5.62	$ 9.11	$ 9.62
Forfeited, shares (in shares)		(1,314)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 9.36
Non-vested, shares (in shares)	72,100	56,745	37,255
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.67	$ 5.10	$ 8.81